Benefit Plans, Plan Discosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement Plan [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	$ 34,584	$ 30,278
Actual gain on plan assets	6,880	3,342
Company contributions	0	3,000
Benefits paid	(2,045)	(2,036)
Fair value of plan assets	39,419	34,584	30,278
Funded status at end of year	11,597	2,593
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial loss	813	9,486
Components of the net periodic pension income and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	69	55	45
Interest cost	1,273	1,426	1,515
Expected return on plan assets	(2,190)	(1,912)	(1,985)
Amortization of net actuarial loss	516	335	156
Net periodic pension income	(332)	(96)	(269)
Amortization of net actuarial loss	(516)	(335)	(156)
Net actuarial (gain) / loss included in other comprehensive income	(8,156)	1,834	3,689
Total amount recognized in other comprehensive income	(8,672)	1,499	3,533
Total recognized in net periodic benefit income and other comprehensive income	(9,004)	1,401	3,264
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	0
Retirement Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	39,419	34,584
Retirement Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	29,811	25,384
Retirement Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	9,608	9,200
Retirement Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	1,916	2,114
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	1,916	2,114
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	27,296	22,599
Retirement Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	27,296	22,599
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	5,091	4,574
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	5,091	4,574
Retirement Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	4,517	4,626
Retirement Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	4,517	4,626
Retirement Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	599	671
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	599	671
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Retirement Plan [Member] | Fixed Income Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	15,026	13,662
Actual gain on plan assets	2,909	1,364
Company contributions	60	48
Benefits paid	(60)	(48)
Fair value of plan assets	17,935	15,026	13,662
Funded status at end of year	15,422	12,613
Amounts recognized in accumulated other comprehensive income: [Abstract]
Net actuarial loss	(4,945)	(2,125)
Prior service credit	(2,979)	(3,706)
Total	(7,924)	(5,831)
Components of the net periodic pension income and other amounts recognized in other comprehensive income: [Abstract]
Service Cost	50	33	26
Interest cost	101	97	98
Expected return on plan assets	(495)	(451)	(447)
Amortization of net actuarial loss	(49)	(29)	(71)
Net periodic pension income	(655)	(612)	(656)
Amortization of net actuarial loss	49	29	71
Net actuarial (gain) / loss included in other comprehensive income	(2,868)	(590)	531
Total amount recognized in other comprehensive income	(2,092)	(299)	1,397
Total recognized in net periodic benefit income and other comprehensive income	(2,747)	(911)	741
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	468
Post-Retirement Benefits Plan [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	17,935	15,026
Post-Retirement Benefits Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	13,085	10,866
Post-Retirement Benefits Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	4,850	4,160
Post-Retirement Benefits Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	950	1,148
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	950	1,148
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Cash and Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	12,135	9,718
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	12,135	9,718
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Equity Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	1,020
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	1,020
Post-Retirement Benefits Plan [Member] | U. S. Government Sponsored Enterprises [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	3,381	4,160
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	3,381	4,160
Post-Retirement Benefits Plan [Member] | State and Political Subdivisions [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0	0
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Carrying Value [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	449
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	0
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	449
Post-Retirement Benefits Plan [Member] | Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets	$ 0